March 5, 2009

VIA EDGAR

Office of Filings and Information Services
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Old Westbury Funds, Inc. (File Nos. 033-66528 and 811-07912)
Filing Pursuant to Rule 497(j)

Dear Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Corporation”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Corporation’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment to the Corporation’s registration statement was filed with the Commission via EDGAR and became effective on February 28, 2009 (Accession No. 0000930413-09-001014).

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Robert M. Kurucza, Esq. or Marticha L. Cary, Esq. of Goodwin Procter LLP at (202) 346-4515.

Very truly yours,

/s/ Diane J. Drake
Diane J. Drake
Secretary
Old Westbury Funds, Inc.
c/o PNC Global Investment
Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

cc:	Steven L. Williamson, Esq. Nicola Knight, Esq. Deborah J. Ferris, Esq. Robert M. Kurucza, Esq. Marticha L. Cary, Esq.